Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Property and equipment, net consist of the following:

	September 30,	December 31,
	2023	2022
Land	$421	$658
Energy infrastructure	4,234	4,664
General infrastructure	12,434	12,402
IT infrastructure	824	820
Miners	15,833	15,759
Vehicle	76	140
Office furniture and equipment	344	344
Assets not placed in service	662	662
Miner chip inventory	11,498	11,498

Gross property and equipment	46,326	46,947
Less: accumulated depreciation	(14,099)	(9,791)

Total property and equipment, net	$32,227	$37,156

Property and equipment, net consist of the following:

	Years Ended
	December 31, 2022	December 31, 2021
Land	$659	$422
Assets not placed into service	662	—
Energy infrastructure	4,664	6,079
General infrastructure	12,402	4,584
IT infrastructure	820	965
Miners	15,759	12,962
Vehicle	140	64
Office furniture and equipment	343	89
Miner chip inventory	11,498	—

Gross property and equipment	$46,947	$25,165
Less: accumulated depreciation	(9,791)	(4,063)

Total property and equipment, net	$37,156	$21,102